Income Tax Expenses	12 Months Ended
Jun. 30, 2011
Income Tax Expenses [Abstract]
Income Tax Expenses
18.	Income tax expenses

The Company is incorporated in the Cayman Islands but has its principal operations in the PRC through its PRC subsidiaries.

Cayman Islands and BVI

The Company and Bright Sound Limited were incorporated in the Cayman Islands and BVI, respectively, and are not subject to the income tax. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands or BVI withholding tax will be imposed.

PRC

Prior to January 1, 2008, pursuant to the PRC income tax laws, the Company's subsidiaries and VIE are generally subject to Foreign Enterprise Income Taxes ("FEIT") at a statutory rate of 33%. Some of these subsidiaries are located in the Shenzhen Special Economic Zone and under PRC income taxes laws, they are subject to a preferential tax rate of 15%. In addition, some of the Company's subsidiaries are under PRC income tax laws entitled to a two years tax exemption followed by three years with a 50% reduction in the tax rate, commencing the first profitable year, after offsetting all unexpired tax losses carried forward from its first profit making year of operations (the "2-plus-3 Income Tax Holiday").

NETS and BSTS were established in the Shenzhen Special Economic Zone. They are entitled to 2-plus-3 Income Tax Holiday.

On January 1, 2008, the new PRC income tax laws became effective. The new law applies an uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. That is, the subject tax rate will be 20%, 22%, 24% and 25% for calendar years 2009, 2010, 2011 and 2012, respectively for NETS and BSTS. In addition, under the new law, preferential tax treatment for key software enterprise tax benefit has been removed.

NETS and BSTS were exempted from FEIT for both calendar years ended December 31, 2007 and 2008 as 2009 was the first profit making year. And they were entitled to a 50% income tax relief for the calendar year ended December 31, 2009 (that is, a tax rate of 10% for the calendar year ended December 31, 2009). The 2-plus-3 Income Tax Holiday will then end in the calendar year 2011 for NETS and BSTS.

BJNZY is established subsequent to the promulgation of the new tax law and as such, they are subject to the uniform income tax rate of 25%.

CDSD was established in Chengdu High-Tech Economic Zone. They are recognized as key software companies and are entitled to exemption from FEIT for the 2-plus-3 Income Tax Holiday. However, CDSD is still required to make the FEIT payments, and subsequently apply for tax refund pursuant to the Key Software Enterprise Tax Benefit after the 2-plus-3 Income Tax Holiday expired. CDSD was exempted from FEIT for calendar year ended December 31, 2008 as 2008 was the first profit making year.

The Company's other subsidiaries in the PRC have minimal operations, and the Group had minimal operations in jurisdictions other than the PRC.

Uncertainties exist with respect to how the PRC's current income tax law applies to the Company's overall operations, and more specifically, with regard to tax residency status. The new tax law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the new tax law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this new tax law to taxpayers. It is more-likely-than-not that the Company may be considered as a PRC tax resident. However, the Company was at a loss position as of the reporting periods. Therefore, the Company did not expect material PRC income tax exposure even it was characterized as a PRC tax resident.

For other legal entities organized outside of the PRC, the Company does not believe that they should be treated as residents for the new tax law's purposes. If any of these entities were characterized as a PRC tax resident, the impact would adversely affect the Company's operation.

Aggregate undistributed earnings of the Company's subsidiaries in the PRC that are available for distribution to the Company of approximately RMB220,023,277 (approximately US$32,444,633) at June 30, 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. In an announcement formally made on February 22, 2008, the PRC authorities clarified that the distributions made out of undistributed earnings that arose prior to January 1, 2008 would not give rise to withholding tax.

Under US GAAP, deferred tax liability should be accounted for in respect of the undistributed earnings of the Company's financial interest in VIE affiliates and domestic subsidiaries. The Company believes that it is more likely than not that there is no deferred tax liability resulting from the undistributed earnings because the Company has means available under the PRC tax law to recover the investment in its consolidated VIE in a tax free manner.

The following table sets forth current income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements for the periods presented:

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Current tax	—	164,400	5,981,945	925,496
Deferred tax	—	—	237,513	36,747

	—	164,400	6,219,458	962,243

A reconciliation of income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of operations were as follows:

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Income (loss) before income taxes	11,533,036	(10,698,770)	(19,258,073)	(2,979,511)

Tax at the domestic income tax rate of 25%	2,883,259	(2,674,693)	(4,814,518)	(744,878)
Tax effect of income that are not taxable:
Allowance for research and development	—	(206,432)	(156)	(24)
Other non-taxable income	—	—	(6,115)	(946)
Tax effect of expenses that are not deductible:
Other non-deductible expenses	—	5,111	2,042,464	316,000
Effect of tax holidays and tax concessions:
Preferential tax treatment	—	(2,864,990)	—	—
2-plus-3 Income Tax Holiday	—	—	(1,756,754)	(271,796)
Change in valuation allowance	(6,920,730)	3,965,647	5,119,999	792,140
Effect of changes in enacted tax law and rates	—	—	(73,969)	(11,444)
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	4,037,471	1,966,423	5,051,879	781,601
Others	—	(26,666)	656,628	101,590

	—	164,400	6,219,458	962,243

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
The aggregate effect	—	2,864,990	1,756,754	271,796
Per share effect – basic	—	0.07	0.05	0.01
Per share effect – diluted	—	0.07	0.05	0.01

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decrease to its liabilities for unrecognized tax benefit within the next twelve months. The Group classifies interest and/or penalties related to income tax matters in income tax expense. The tax positions for the years 2006 to 2011 may be subject to examination by the PRC tax authorities.

Significant components of deferred tax assets:

	Years ended June 30,
	2010	2011	2011
	RMB	RMB	US$
Tax loss carried forwards	38,993,011	24,721,823	3,824,836
Future deductible expenditure	6,947,159	8,243,306	1,275,363
Allowance for excess and obsolete inventories	9,203,597	—	—
Allowance for doubtful debts	4,906,999	3,694,485	571,592

Total deferred tax assets	60,050,766	36,659,614	5,671,791
Less: valuation allowance	(57,861,224)	(36,659,614)	(5,671,791)

Total net deferred tax assets	2,189,542	—	—

Movement of valuation allowances:

	As of June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
At the beginning of year	31,745,517	38,549,999	57,861,224	8,951,996
Current year addition	6,804,482	19,311,225	12,495,012	1,933,165
Disposal of ELP business	—	—	(33,696,622)	(5,213,370)

At the end of year	38,549,999	57,861,224	36,659,614	5,671,791

Valuation allowances have been provided on the deferred tax assets because the Company believes that it is not more likely than not that the assets will be utilized. As of June 30, 2010 and 2011, valuation allowances were provided for the deferred tax assets relating to the future benefit of net operating loss carry forward as the management determines that the utilization of those net operating loss carry forward not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur. Tax losses carry forward in the amount of approximately RMB52,005,652, RMB 55,339,193 and RMB21,753,698 (US$3,365,322), incurred in the years ended June 30, 2009, 2010 and 2011 respectively, will expire in the years ended June 30, 2013, 2014 and 2015, respectively.